ACCOUNTING POLICIES	6 Months Ended
Jun. 30, 2019
Accounting Policies [Abstract]
ACCOUNTING POLICIES	ACCOUNTING POLICIES

Basis of accounting
These unaudited interim condensed consolidated financial statements are stated in accordance with U.S. GAAP. These unaudited interim condensed consolidated financial statements include the assets and liabilities of the Company and its subsidiaries. All intercompany balances and transactions have been eliminated on consolidation.

Accounting Policies
The preparation of these unaudited interim condensed consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and judgments that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities. Actual results could differ from those estimates. Some accounting policies have a significant impact on amounts reported in these unaudited interim condensed consolidated financial statements. Other than our accounting policies adopted as a result of new guidance and as described under "Note 3 Recently Issued Accounting Standards", our accounting policies have not changed from those reported in our 2018 Annual Report on Form 20-F for the year ended December 31, 2018, filed with the SEC on March 22, 2019.